UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

Form N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number: 811-09833

Investment Grade Income Portfolio

(Exact Name of Registrant as Specified in Charter)

Two International Place, Boston, Massachusetts 02110

(Address of Principal Executive Offices)

Maureen A. Gemma

Two International Place, Boston, Massachusetts 02110

(Name and Address of Agent for Services)

(617) 482-8260

(Registrant’s Telephone Number)

December 31

Date of Fiscal Year End

December 31, 2014

Date of Reporting Period

Item 1.	Reports to Stockholders

Investment Grade Income Portfolio

December 31, 2014

Portfolio of Investments

Corporate Bonds & Notes — 35.5%

Security	Principal Amount (000’s omitted)	Value

Agriculture — 0.6%
Cargill, Inc., 4.10%, 11/1/42(1)	$345	$350,130
CNH Industrial Capital, LLC, 3.875%, 11/1/15	350	353,500
Lorillard Tobacco Co., 7.00%, 8/4/41	444	562,520

		$1,266,150

Automotive — 1.4%
Chrysler Group, LLC/CG Co-Issuer, Inc., 8.25%, 6/15/21	$820	$912,250
Ford Motor Co., 7.45%, 7/16/31	419	570,334
General Motors Co., 6.25%, 10/2/43	660	791,736
Nexteer Automotive Group, Ltd., 5.875%, 11/15/21(1)	600	603,000

		$2,877,320

Banks — 7.0%
Bank of America Corp., 3.30%, 1/11/23	$836	$836,942
Bank of America Corp., 4.20%, 8/26/24	650	662,956
Bank of America Corp., 5.65%, 5/1/18	727	808,294
Barclays PLC, 2.75%, 11/8/19	1,080	1,074,400
BPCE SA, 4.50%, 3/15/25(1)	470	460,177
Capital One Bank (USA), NA, 3.375%, 2/15/23	642	639,555
Citigroup, Inc., 3.875%, 10/25/23	59	61,439
Citigroup, Inc., 4.30%, 11/20/26	629	629,040
Citigroup, Inc., 4.50%, 1/14/22	653	714,652
Citigroup, Inc., 6.625%, 6/15/32	155	193,633
Citizens Bank NA, 2.45%, 12/4/19	700	697,066
Credit Suisse Group AG, 6.25% to 12/18/24, 12/29/49(1)(2)	500	482,375
Discover Bank, 4.25%, 3/13/26	700	728,855
Fifth Third Bancorp, 4.30%, 1/16/24	540	567,055
First Niagara Financial Group, Inc., 7.25%, 12/15/21	323	366,269
Goldman Sachs Group, Inc. (The), 5.75%, 1/24/22	167	193,354
KeyBank NA, 1.65%, 2/1/18	485	483,536
Merrill Lynch & Co., Inc., 6.11%, 1/29/37	175	207,299
Morgan Stanley, 4.35%, 9/8/26	579	583,254
Morgan Stanley, 4.875%, 11/1/22	1,020	1,085,085
PNC Bank NA, 4.20%, 11/1/25	800	847,986
Rabobank Nederland, 4.625%, 12/1/23	600	637,593
Royal Bank of Scotland Group PLC, 6.10%, 6/10/23	520	564,925
Standard Chartered PLC, 5.20%, 1/26/24(1)(3)	482	501,732
Wells Fargo & Co., 3.45%, 2/13/23	564	572,214
Wells Fargo & Co., 4.10%, 6/3/26	364	372,536

		$14,972,222

Security	Principal Amount (000’s omitted)	Value

Beverages — 0.3%
Constellation Brands, Inc., 4.25%, 5/1/23	$625	$621,875

		$621,875

Biotechnology — 0.3%
Amgen, Inc., 2.20%, 5/22/19	$418	$416,502
Amgen, Inc., 5.15%, 11/15/41	191	216,099

		$632,601

Broadcasting and Cable — 0.1%
Comcast Corp., 2.85%, 1/15/23(3)	$190	$189,069

		$189,069

Building Materials — 0.2%
Owens Corning, Inc., 4.20%, 12/15/22	$502	$510,302

		$510,302

Chemicals — 0.4%
LYB International Finance BV, 4.00%, 7/15/23	$550	$563,631
Mosaic Co., 4.25%, 11/15/23	350	370,001

		$933,632

Commercial Services — 0.7%
Cielo SA/Cielo USA, Inc., 3.75%, 11/16/22(1)	$500	$451,250
Hillenbrand, Inc., 5.50%, 7/15/20	400	429,259
Western Union Co. (The), 6.20%, 11/17/36	652	670,882

		$1,551,391

Communications Services — 0.5%
Intelsat Jackson Holdings SA, 7.25%, 4/1/19	$420	$439,950
Verizon Communications, Inc., 2.50%, 9/15/16	267	273,105
Verizon Communications, Inc., 6.55%, 9/15/43	310	397,738

		$1,110,793

Computers — 0.4%
Hewlett-Packard Co., 6.00%, 9/15/41	$178	$200,908
Seagate HDD Cayman, 3.75%, 11/15/18(1)	700	720,125

		$921,033

Diversified Financial Services — 2.9%
Affiliated Managers Group, Inc., 4.25%, 2/15/24	$592	$617,949
Ally Financial, Inc., 3.25%, 9/29/17	878	880,195
American Express Co., 3.625%, 12/5/24	650	656,766

17	See Notes to Financial Statements.

Investment Grade Income Portfolio

December 31, 2014

Portfolio of Investments — continued

Security	Principal Amount (000’s omitted)	Value

Diversified Financial Services (continued)
General Electric Capital Corp., 5.30%, 2/11/21	$1,009	$1,153,178
General Motors Financial Co., Inc., 6.75%, 6/1/18	120	136,200
JPMorgan Chase & Co., 3.875%, 9/10/24	578	579,187
JPMorgan Chase & Co., 5.625%, 8/16/43	160	186,773
Navient Corp., 5.00%, 10/26/20	660	649,275
Och-Ziff Finance Co., LLC, 4.50%, 11/20/19(1)	500	493,930
Odebrecht Oil & Gas Finance, Ltd., 7.00% to 6/17/24, 12/29/49(1)(2)	500	337,500
Synchrony Financial, 3.75%, 8/15/21	561	573,545

		$6,264,498

Diversified Manufacturing — 0.5%
Joy Global, Inc., 5.125%, 10/15/21	$502	$549,250
Tyco Electronics Group SA, 6.55%, 10/1/17	451	508,017

		$1,057,267

Electric Utilities — 2.8%
AES Gener SA, 5.25%, 8/15/21(1)	$525	$556,986
Comision Federal de Electricidad, 4.875%, 5/26/21(1)	836	891,535
E.CL SA, 4.50%, 1/29/25(1)	500	502,959
Enel Finance International NV, 6.00%, 10/7/39(1)	502	591,869
Exelon Generation Co., LLC, 5.20%, 10/1/19	552	610,616
Georgia Power Co., 4.30%, 3/15/42	628	662,186
Iberdrola Finance Ireland, Ltd., 5.00%, 9/11/19(1)	300	331,389
ITC Holdings Corp., 4.05%, 7/1/23	310	323,608
Southaven Combined Cycle Generation (TVA), LLC, 3.846%, 8/15/33	478	507,364
Trans-Allegheny Interstate Line Co, 3.85%, 6/1/25(1)	620	631,786
Trimble Navigation, Ltd., 4.75%, 12/1/24	430	441,426

		$6,051,724

Electrical and Electronic Equipment — 0.3%
Ingram Micro, Inc., 4.95%, 12/15/24	$718	$719,160

		$719,160

Energy — 0.3%
Total Capital International SA, 2.70%, 1/25/23	$660	$640,213

		$640,213

Financial Services — 0.4%
AWAS Aviation Capital, Ltd., 7.00%, 10/17/16(1)	$370	$379,764
Janus Capital Group, Inc., 6.70%, 6/15/17	437	483,813

		$863,577

Security	Principal Amount (000’s omitted)	Value

Foods — 0.3%
BRF SA, 4.75%, 5/22/24(1)	$500	$486,875
Gruma SAB de CV, 4.875%, 12/1/24(1)	200	207,500

		$694,375

Health Services — 1.0%
Dignity Health, 3.812%, 11/1/24	$761	$785,736
Hospira, Inc., 5.60%, 9/15/40	205	229,685
Tenet Healthcare Corp., 4.75%, 6/1/20	520	530,400
UnitedHealth Group, Inc., 2.875%, 12/15/21	652	660,452

		$2,206,273

Holding Company – Diversified — 0.5%
Hutchison Whampoa International 14, Ltd., 1.625%, 10/31/17(1)	$500	$496,221
Leucadia National Corp., 6.625%, 10/23/43	600	613,941

		$1,110,162

Home Construction — 1.0%
D.R. Horton, Inc., 3.75%, 3/1/19	$435	$431,737
D.R. Horton, Inc., 4.75%, 2/15/23	226	225,718
MDC Holdings, Inc., 5.625%, 2/1/20	380	398,050
MDC Holdings, Inc., 6.00%, 1/15/43	512	427,520
Toll Brothers Finance Corp., 4.375%, 4/15/23(3)	565	556,525

		$2,039,550

Household & Personal Products — 0.2%
Avon Products, Inc., 5.00%, 3/15/23(3)	$435	$390,413

		$390,413

Insurance — 1.7%
Aflac, Inc., 4.00%, 2/15/22	$260	$276,375
Aflac, Inc., 6.45%, 8/15/40	310	404,707
American International Group, Inc., 5.85%, 1/16/18	535	598,604
Genworth Financial, Inc., 7.625%, 9/24/21(3)	427	419,677
ING US, Inc., 2.90%, 2/15/18	502	514,306
Principal Financial Group, Inc., 6.05%, 10/15/36	185	231,355
Prudential Financial, Inc., 6.00%, 12/1/17	310	347,282
Willis Group Holdings PLC, 4.125%, 3/15/16	265	273,253
XLIT, Ltd., 5.75%, 10/1/21	444	517,245

		$3,582,804

18	See Notes to Financial Statements.

Investment Grade Income Portfolio

December 31, 2014

Portfolio of Investments — continued

Security	Principal Amount (000’s omitted)	Value

Internet Software & Services — 0.5%
Alibaba Group Holding, Ltd., 2.50%, 11/28/19(1)	$600	$592,587
VeriSign, Inc., 4.625%, 5/1/23	516	508,260

		$1,100,847

Lodging and Gaming — 0.6%
GLP Capital, LP/GLP Financing II, Inc., 4.375%, 11/1/18	$675	$693,562
Starwood Hotels & Resorts Worldwide, Inc., 3.125%, 2/15/23	600	584,270

		$1,277,832

Media — 0.9%
Comcast Corp., 3.375%, 2/15/25	$380	$389,039
DIRECTV Holdings LLC/DIRECTV Finance Co., 3.95%, 1/15/25	650	656,464
NBCUniversal Media, LLC, 4.45%, 1/15/43	180	191,510
Omnicom Group, Inc., 3.65%, 11/1/24	656	657,650

		$1,894,663

Medical Products — 0.1%
Mylan Inc., 3.125%, 1/15/23(1)	$200	$193,716

		$193,716

Mining — 1.1%
Barrick Gold Corp., 3.85%, 4/1/22	$176	$169,636
Barrick International Barbados Corp., 6.35%, 10/15/36(1)	400	408,488
Glencore Canada Corp., 6.20%, 6/15/35	175	185,029
Newcrest Finance Pty, Ltd., 4.20%, 10/1/22(1)	500	451,854
Teck Resources, Ltd., 5.20%, 3/1/42	612	502,039
Timken Co. (The), 3.875%, 9/1/24(1)	690	690,308

		$2,407,354

Oil and Gas-Equipment and Services — 2.5%
Anadarko Petroleum Corp., 6.95%, 6/15/19	$555	$649,066
Concho Resources, Inc., 5.50%, 10/1/22	615	624,225
Continental Resources, Inc., 7.125%, 4/1/21	600	645,750
Ecopetrol SA, 5.875%, 5/28/45	545	506,850
Empresa Nacional del Petroleo, 4.375%, 10/30/24(1)(3)	500	490,048
Pacific Rubiales Energy Corp., 5.625%, 1/19/25(1)(3)	500	385,000
Petrobras International Finance Co., 5.75%, 1/20/20	401	387,889
Petroleos Mexicanos, 6.50%, 6/2/41	177	203,993
Rowan Cos., Inc., 4.75%, 1/15/24(3)	496	469,000
Rowan Cos., Inc., 5.40%, 12/1/42	200	174,813
Rowan Cos., Inc., 5.85%, 1/15/44	245	226,701
Tesoro Corp., 5.125%, 4/1/24	615	611,156

		$5,374,491

Security	Principal Amount (000’s omitted)	Value

Pipelines — 0.8%
DCP Midstream Operating LP, 4.95%, 4/1/22	$586	$622,951
Energy Transfer Partners LP, 4.90%, 2/1/24	502	526,972
Plains All America Pipeline LP/PAA Finance Corp., 2.60%, 12/15/19	650	646,226

		$1,796,149

Real Estate Investment Trusts (REITs) — 1.3%
ARC Properties Operating Partnership LP/Clark Acquisition, LLC, 4.60%, 2/6/24	$500	$462,945
CubeSmart LP, 4.80%, 7/15/22	502	552,107
DDR Corp., 4.625%, 7/15/22	538	575,209
Essex Portfolio LP, 3.25%, 5/1/23	700	678,629
Host Hotels & Resorts LP, 4.75%, 3/1/23	510	542,846

		$2,811,736

Retail-Specialty and Apparel — 1.6%
AutoNation, Inc., 5.50%, 2/1/20	$719	$789,412
Gap, Inc. (The), 5.95%, 4/12/21	853	972,007
Macy’s Retail Holdings, Inc., 2.875%, 2/15/23	800	778,258
Ross Stores, Inc., 3.375%, 9/15/24(3)	300	300,882
SACI Falabella, 4.375%, 1/27/25(1)	500	491,065

		$3,331,624

Software — 0.3%
Oracle Corp., 4.50%, 7/8/44	$620	$675,115

		$675,115

Technology — 1.0%
Israel Electric Corp, Ltd., 5.00%, 11/12/24(1)(4)	$1,000	$1,012,500
KLA-Tencor Corp., 4.65%, 11/1/24	361	374,445
NXP BV/NXP Funding, LLC, 5.75%, 3/15/23(1)	600	633,000

		$2,019,945

Telecommunications — 1.0%
Axtel SAB de CV, 8.00% to 1/31/15, 1/31/20(1)(5)	$600	$582,750
Cogeco Cable, Inc., 4.875%, 5/1/20(1)	444	445,665
Oi SA, 5.75%, 2/10/22(1)(3)	750	693,750
Telecom Italia Capital SA, 7.721%, 6/4/38	345	386,400

		$2,108,565

Total Corporate Bonds & Notes (identified cost $75,058,898)		$76,198,441

19	See Notes to Financial Statements.

Investment Grade Income Portfolio

December 31, 2014

Portfolio of Investments — continued

Agency Mortgage-Backed Securities — 25.5%

Security	Principal Amount (000’s omitted)	Value

Federal Home Loan Mortgage Corp.:
Gold Pool #C03815, 3.50%, 3/1/42	$913	$952,640
Gold Pool #C09031, 2.50%, 2/1/43	594	580,915
Gold Pool #C09032, 3.50%, 2/1/43	1,037	1,080,050
Gold Pool #G08596, 4.50%, 7/1/44	1,745	1,895,169
Gold Pool #G18176, 5.00%, 4/1/22	152	163,865
Gold Pool #G18472, 2.50%, 7/1/28	240	244,715
Gold Pool #G18514, 3.00%, 6/1/29	94	97,955
Pool #A97620, 4.50%, 3/1/41	896	973,803
Pool #C03490, 4.50%, 8/1/40	1,560	1,695,419
Pool #C03517, 4.50%, 9/1/40	777	844,690
Pool #C09013, 3.00%, 9/1/42	1,005	1,018,614
Pool #C09023, 3.50%, 12/1/42	960	999,840
Pool #E03124, 3.00%, 4/1/27	1,595	1,662,076
Pool #G04913, 5.00%, 3/1/38	1,893	2,089,675
Pool #G05958, 5.00%, 8/1/40	418	461,362
Pool #G06091, 5.50%, 5/1/40	380	425,138
Pool #G07589, 5.50%, 6/1/41	1,823	2,038,801
Pool #G08348, 5.00%, 6/1/39	357	394,224
Pool #G08528, 3.00%, 4/1/43	1,816	1,838,721
Pool #G18309, 4.50%, 5/1/24	296	318,316
Pool #G18441, 2.50%, 8/1/27	356	363,263
Pool #Q00285, 4.50%, 4/1/41	1,129	1,225,454

		$21,364,705

Federal National Mortgage Association:
30-Year, 3.50%, TBA(6)	$6,900	$7,198,641
30-Year, 4.00%, TBA(6)	7,000	7,475,780
Pool #735415, 6.50%, 12/1/32	483	561,265
Pool #889982, 5.50%, 11/1/38	153	170,879
Pool #890397, 3.50%, 12/1/26	113	120,154
Pool #890427, 3.50%, 4/1/42	1,894	1,978,928
Pool #890516, 5.00%, 2/1/39	599	664,209
Pool #929009, 6.00%, 1/1/38	469	529,152
Pool #995203, 5.00%, 7/1/35	51	56,105
Pool #AB1776, 3.50%, 11/1/25	910	964,723
Pool #AB4827, 3.50%, 4/1/42	556	580,865
Pool #AC8540, 4.50%, 12/1/24	230	247,324
Pool #AE0949, 4.00%, 2/1/41	610	652,901
Pool #AE0971, 4.00%, 5/1/25	141	150,522
Pool #AE7535, 4.00%, 10/1/40	539	577,216
Pool #AE7758, 3.50%, 11/1/25	350	370,694
Pool #AE9757, 4.00%, 12/1/40	117	125,148
Pool #AH0944, 4.00%, 12/1/40	1,362	1,460,970
Pool #AH1559, 4.00%, 12/1/40	232	248,166

Security	Principal Amount (000’s omitted)	Value

Federal National Mortgage Association: (continued)
Pool #AH3804, 4.00%, 2/1/41	$1,086	$1,162,345
Pool #AH6827, 4.00%, 3/1/26	613	656,696
Pool #AH9055, 4.50%, 4/1/41	856	930,267
Pool #AK3264, 3.00%, 2/1/27	403	420,455
Pool #AK6759, 3.50%, 3/1/42	1,808	1,889,748
Pool #AL2551, 3.50%, 10/1/42	422	441,098
Pool #MA1003, 3.50%, 3/1/42	1,065	1,113,328
Pool #MA1060, 2.50%, 5/1/27	1,257	1,284,988
Pool #MA1438, 2.50%, 5/1/28	1,263	1,290,402

		$33,322,969

Government National Mortgage Association:
Pool #781412, 6.50%, 2/15/17	$48	$49,726

		$49,726

Total Agency Mortgage-Backed Securities (identified cost $53,912,527)		$54,737,400

Collateralized Mortgage Obligations — 0.5%

Security	Principal Amount (000’s omitted)	Value
Federal National Mortgage Association, Series 2005-58, Class MA, 5.50%, 7/25/35	$917	$1,019,471

Total Collateralized Mortgage Obligations (identified cost $1,021,794)		$1,019,471

Commercial Mortgage-Backed Securities — 7.4%

Security	Principal Amount (000’s omitted)	Value
A10 Securitization, LLC, Series 2013-1, Class A, 2.40%, 11/15/25(1)	$123	$123,728
BACM, Series 2006-3, Class A4, 5.889%, 7/10/44(7)	42	44,235
BACM, Series 2006-5, Class AM, 5.448%, 9/10/47	130	136,344
BSCMS, Series 2005-PW10, Class A4, 5.405%, 12/11/40(7)	41	41,910
BSCMS, Series 2006-PW14, Class A4, 5.201%, 12/11/38	400	424,187
CDCMT, Series 2006-CD3, Class A5, 5.617%, 10/15/48	533	560,360
CGCMT, Series 2012-GC8, Class A2, 1.813%, 9/10/45	400	402,766
COMM, Series 2006-C7, Class AM, 5.781%, 6/10/46(7)	400	422,798
COMM, Series 2006-C8, Class A4, 5.306%, 12/10/46	486	515,548
COMM, Series 2012-CR2, Class AM, 3.791%, 8/15/45	165	173,731
COMM, Series 2012-LC4, Class C, 5.647%, 12/10/44(7)	215	243,597
COMM, Series 2013-CR11, Class C, 5.171%, 10/10/46(1)(7)	500	547,254
COMM, Series 2014-CR20, Class D, 3.222%, 11/10/47(1)	700	580,413

20	See Notes to Financial Statements.

Investment Grade Income Portfolio

December 31, 2014

Portfolio of Investments — continued

Security	Principal Amount (000’s omitted)	Value

COMM, Series 2014-LC17, Class D, 3.687%, 10/10/47(1)	$325	$270,834
COMM, Series 2014-UBS2, Class A2, 2.82%, 3/10/47	670	687,763
CSMC, Series 2006-C4, Class A3, 5.467%, 9/15/39	373	392,909
DBUBS, Series 2011-LC1A, Class A1, 3.742%, 11/10/46(1)	535	548,698
ESA, Series 2013-ESH7, Class D7, 5.053%, 12/5/31(1)(7)	750	773,857
HILT, Series 2013-HLT, Class DFX, 4.407%, 11/5/30(1)	300	307,703
JPMBB, Series 2014-C22, Class D, 4.562%, 9/15/47(1)(7)	500	460,277
JPMBB, Series 2014-C23, Class D, 3.961%, 9/15/47(1)(7)	250	222,784
JPMCC, Series 2006-CB16, Class A4, 5.552%, 5/12/45	407	426,020
JPMCC, Series 2006-LDP7, Class A4, 5.865%, 4/15/45(7)	225	235,104
JPMCC, Series 2006-LDP8, Class A4, 5.399%, 5/15/45	370	389,105
JPMCC, Series 2011-C3, Class A2, 3.673%, 2/15/46(1)	463	477,487
JPMCC, Series 2013-LC11, Class AS, 3.216%, 4/15/46	220	220,839
MLCFC, Series 2006-4, Class A3, 5.172%, 12/12/49	284	300,390
Motel 6, Series 2012-MTL6, Class D, 3.781%, 10/5/25(1)	425	421,310
MSC, Series 2006-HQ8, Class A4, 5.412%, 3/12/44(7)	757	776,021
MSC, Series 2006-IQ12, Class A4, 5.332%, 12/15/43	468	494,864
MSC, Series 2007-IQ15, Class A4, 5.908%, 6/11/49(7)	894	973,868
NCUA Guaranteed Notes, Series 2010-C1, Class A1, 1.60%, 10/29/20	297	298,560
NCUA Guaranteed Notes, Series 2010-R1, Class 2A, 1.84%, 10/7/20	62	62,467
NCUA Guaranteed Notes, Series 2010-R3, Class 3A, 2.40%, 12/8/20	199	200,787
UBSCM, Series 2012-C1, Class D, 5.543%, 5/10/45(1)(7)	850	893,598
WBCMT, Series 2006-C28, Class A4, 5.572%, 10/15/48	411	434,337
WBCMT, Series 2006-C28, Class AM, 5.603%, 10/15/48(7)	260	277,191
WBCMT, Series 2006-C29, Class A4, 5.308%, 11/15/48	487	516,093
WFCM, Series 2010-C1, Class C, 5.583%, 11/15/43(1)(7)	500	557,052
WF-RBS, Series 2013-C13, Class AS, 3.345%, 5/15/45	80	81,223

Total Commercial Mortgage-Backed Securities (identified cost $15,724,500)		$15,918,012

Asset-Backed Securities — 12.5%

Security	Principal Amount (000’s omitted)	Value

Agriculture — 1.4%
CNH, Series 2013-D, Class B, 1.75%, 4/15/21	$405	$404,338
CNH, Series 2014-A, Class B, 1.93%, 8/16/21	555	555,035
CNH, Series 2014-C, Class A2, 0.63%, 12/15/17	2,000	1,999,413

		$2,958,786

Security	Principal Amount (000’s omitted)	Value

Automotive — 6.9%
AESOP, Series 2010-3A, Class B, 6.74%, 5/20/16(1)	$708	$716,740
AESOP, Series 2014-1A, Class A, 2.46%, 7/20/20(1)	920	923,940
AESOP, Series 2014-1A, Class B, 2.96%, 7/20/20(1)	265	264,574
AMCAR, Series 2013-5, Class B, 1.52%, 1/8/19	353	353,532
BMWOT, Series 2014-A, Class A2, 0.53%, 4/25/17	1,000	1,000,115
CARMX, Series 2013-1, Class A3, 0.60%, 10/16/17	200	199,564
CRART, Series 2013-2, Class A2, 1.23%, 3/15/19	481	482,438
EFF, Series 2014-1, Class A3, 1.38%, 9/20/19(1)	500	500,208
FITAT, Series 2014-1, Class A4, 1.14%, 10/15/20	365	364,130
FORDF, Series 2014-1, Class B, 1.40%, 2/15/19	740	739,382
FORDR, Series 2014-1, Class A, 2.26%, 11/15/25(1)	475	478,090
GMALT, Series 2014-2A, Class A2, 0.73%, 2/20/17(1)	2,000	2,001,240
HAROT, Series 2014-2, Class A4, 1.18%, 5/18/20	570	568,132
MBALT, Series 2013-B, Class A3, 0.62%, 7/15/16	1,000	1,000,512
NALT, Series 2014-B, Class A2A, 0.73%, 4/17/17	1,000	1,000,041
SDART, Series 2013-5, Class B, 1.55%, 10/15/18	885	888,070
SDART, Series 2014-4, Class A2A, 0.67%, 1/16/18	2,000	1,999,062
TAOT, Series 2014-C, Class A2, 0.51%, 2/15/17	1,000	1,000,268
VWMT, Series 2014-1A, Class A2, 1.40%, 7/22/19(1)	455	454,855

		$14,934,893

Lodging and Gaming — 0.3%
DROT, Series 2013-2, Class A, 2.27%, 5/20/26(1)	$264	$265,681
HGVT, Series 2014-AA, Class A, 1.77%, 11/25/26(1)	311	307,691
MVW Owner Trust, Series 2013-1A, Class A, 2.15%, 4/22/30(1)	143	143,576

		$716,948

Other — 2.6%
CHAIT, Series 2012-A8, Class A8, 0.54%, 10/16/17	$2,000	$1,999,310
GALC, Series 2014-1, Class A4, 1.47%, 8/15/20(1)	455	453,184
GEEMT, Series 2014-1, Class A2, 0.64%, 4/24/17	1,500	1,500,622
GEET, Series 2014-1, Class A4, 1.48%, 8/23/22	375	374,950
SCFT, Series 2014-AA, Class A, 2.70%, 5/25/23(1)	908	907,846
SRFC, Series 2014-1A, Class B, 2.42%, 3/20/30(1)	284	285,280

		$5,521,192

Single Family Home Rental — 1.3%
AH4R, Series 2014-SFR1, Class C, 2.00%, 6/17/31(1)(8)	$550	$534,694
ARP, Series 2014-SFR1, Class C, 2.512%, 9/17/31(1)(8)	850	847,199
CAH, Series 2014-1A, Class C, 2.10%, 5/17/31(1)(8)	415	405,354
Invitation Homes Trust, Series 2013-SFR1, Class D, 2.40%, 12/17/30(1)(8)	350	343,661

21	See Notes to Financial Statements.

Investment Grade Income Portfolio

December 31, 2014

Portfolio of Investments — continued

Security	Principal Amount (000’s omitted)	Value

Single Family Home Rental (continued)
Invitation Homes Trust, Series 2014-SFR1, Class D, 2.762%, 6/17/31(1)(8)	$610	$607,692

		$2,738,600

Total Asset-Backed Securities (identified cost $26,876,394)		$26,870,419

Foreign Government Bonds — 0.5%

Security	Principal Amount (000’s omitted)	Value

Bermuda — 0.3%
Government of Bermuda, 4.854%, 2/6/24(1)	$510	$532,950

		$532,950

Mexico — 0.2%
Government of Mexico, 3.60%, 1/30/25	$500	$500,750

		$500,750

Total Foreign Government Bonds (identified cost $1,007,758)		$1,033,700

Foreign Government Agency Bonds — 0.3%

Security	Principal Amount (000’s omitted)	Value

Sweden — 0.3%
Svensk Exportkredit AB, 2.875% to 11/14/18, 11/14/23(1)(2)	$600	$605,112

Total Foreign Government Agency Bonds (identified cost $597,060)		$605,112

U.S. Government Agency Bonds — 1.7%

Security	Principal Amount (000’s omitted)	Value
Federal National Mortgage Association, 0.875%, 8/28/17	$3,555	$3,540,069

Total U.S. Government Agency Bonds (identified cost $3,533,815)		$3,540,069

U.S. Treasury Obligations — 19.7%

Security	Principal Amount (000’s omitted)	Value

U.S. Treasury Bond, 3.875%, 8/15/40	$2,348	$2,870,064
U.S. Treasury Bond, 4.50%, 2/15/36	1,728	2,307,825
U.S. Treasury Inflation-Protected Note, 1.375%, 1/15/20(9)	9,169	9,637,359
U.S. Treasury Inflation-Protected Note, 2.375%, 1/15/25(9)	5,322	6,262,872
U.S. Treasury Note, 1.50%, 5/31/19	3,500	3,492,069
U.S. Treasury Note, 2.625%, 8/15/20	4,700	4,908,379
U.S. Treasury Note, 4.625%, 2/15/17	11,852	12,821,920

Total U.S. Treasury Obligations (identified cost $42,106,187)		$42,300,488

Preferred Securities — 1.3%

Security	Shares	Value

Diversified Financial Services — 0.1%
PPTT, 2006-A GS, Class A, 5.991%(1)(8)	1.30	$218,885

		$218,885

Diversified Telecommunication Services — 0.2%
Verizon Communications, Inc., 5.90%	13,534	$355,707

		$355,707

Electric Utilities — 0.4%
Electricite de France SA, 5.25% to 1/29/23(1)(2)	300	$314,944
Entergy Arkansas, Inc., 4.90%(3)	10,900	254,760
NextEra Energy Capital Holdings, Inc., Series I, 5.125%(3)	13,272	306,218

		$875,922

Insurance — 0.4%
American Overseas Group, Ltd., Series A, 7.50% to 12/15/16(2)(10)	2,000	$800,125

		$800,125

Real Estate Investment Trusts (REITs) — 0.2%
Ventas Realty LP/Ventas Capital Corp., 5.45%	21,998	$543,351

		$543,351

Total Preferred Securities (identified cost $3,995,284)		$2,793,990

22	See Notes to Financial Statements.

Investment Grade Income Portfolio

December 31, 2014

Portfolio of Investments — continued

Interest Rate Swaptions Purchased — 0.0%(11)

Description	Counterparty	Expiration Date	Notional Amount (000’s omitted)	Value
Option to receive 3-month USD-LIBOR-BBA Rate and pay 2.38%	Wells Fargo Bank, N.A.	6/4/15	$3,500	$14,476
Option to receive 3-month USD-LIBOR-BBA Rate and pay 2.40%	Wells Fargo Bank, N.A.	7/29/15	2,400	14,525
Option to receive 3-month USD-LIBOR-BBA Rate and pay 2.98%	Citibank, N.A.	7/24/15	1,300	7,618
Option to receive 3-month USD-LIBOR-BBA Rate and pay 3.12%	Citibank, N.A.	6/4/15	17,000	37,825

Total Interest Rate Swaptions Purchased (identified cost $612,630)				$74,444

Short-Term Investments — 3.3%

Description	Interest (000’s omitted)	Value
Eaton Vance Cash Collateral Fund, LLC, 0.07%(12)(13)	$4,348	$4,348,097
Eaton Vance Cash Reserves Fund, LLC, 0.14%(13)	2,638	2,637,996

Total Short-Term Investments (identified cost $6,986,093)		$6,986,093

Total Investments — 108.2% (identified cost $231,432,940)		$232,077,639

Other Assets, Less Liabilities — (8.2)%		$(17,539,619)

Net Assets — 100.0%		$214,538,020

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

AESOP	–	Avis Budget Rental Car Funding LLC
AH4R	–	American Homes 4 Rent
AMCAR	–	AmeriCredit Automobile Receivables Trust
ARP	–	American Residential Properties Trust
BACM	–	Banc of America Commercial Mortgage Trust
BMWOT	–	BMW Vehicle Owner Trust
BSCMS	–	Bear Stearns Commercial Mortgage Securities Trust
CAH	–	Colony American Homes
CARMX	–	CarMax Auto Owner Trust
CDCMT	–	CD Commercial Mortgage Trust
CGCMT	–	Citigroup Commercial Mortgage Trust
CHAIT	–	Chase Issuance Trust
CNH	–	CNH Equipment Trust
COMM	–	Commercial Mortgage Trust
CRART	–	California Republic Auto Receivables Trust
CSMC	–	Credit Suisse Commercial Mortgage Trust
DBUBS	–	DBUBS Mortgage Trust
DROT	–	Diamond Resorts Owner Trust
EFF	–	Enterprise Fleet Financing LLC
ESA	–	Extended Stay America Trust
FITAT	–	Fifth Third Auto Trust
FORDF	–	Ford Credit Floorplan Master Owner Trust
FORDR	–	Ford Credit Auto Owner Trust
GALC	–	Great America Leasing Receivables
GEEMT	–	GE Equipment Midticket LLC
GEET	–	GE Equipment Transportation LLC
GMALT	–	GM Financial Automobile Leasing Trust
HAROT	–	Honda Auto Receivables Owner Trust
HGVT	–	Hilton Grand Vacations Trust
HILT	–	Hilton USA Trust
JPMBB	–	JPMBB Commercial Mortgage Securities Trust
JPMCC	–	JPMorgan Chase Commercial Mortgage Securities Trust
MBALT	–	Mercedes-Benz Auto Lease Trust
MLCFC	–	ML-CFC Commercial Mortgage Trust
MSC	–	Morgan Stanley Capital I Trust
NALT	–	Nissan Auto Lease Trust
NCUA	–	National Credit Union Administration
PPTT	–	Preferred Pass-Through Trust
SCFT	–	SpringCastle Funding Trust
SDART	–	Santander Drive Auto Receivables Trust
SRFC	–	Sierra Receivables Funding Co., LLC
TAOT	–	Toyota Auto Receivables Owner Trust
UBSCM	–	UBS Commercial Mortgage Trust
VWMT	–	Volkswagen Credit Auto Master Trust
WBCMT	–	Wachovia Bank Commercial Mortgage Trust
WFCM	–	Wells Fargo Commercial Mortgage Trust
WF-RBS	–	WF-RBS Commercial Mortgage Trust

23	See Notes to Financial Statements.

Investment Grade Income Portfolio

December 31, 2014

Portfolio of Investments — continued

(1)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be sold in certain transactions (normally to qualified institutional buyers) and remain exempt from registration. At December 31, 2014, the aggregate value of these securities is $34,846,225 or 16.2% of the Portfolio’s net assets.

(2)	Security converts to floating rate after the indicated fixed-rate coupon period.

(3)	All or a portion of this security was on loan at December 31, 2014.

(4)

Security exempt from registration under Regulation S of the Securities Act of 1933, which exempts from registration securities offered and sold outside the United States. Security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933. At December 31, 2014, the aggregate value of these securities is $1,012,500 or 0.5% of the Portfolio’s net assets.

(5)	Multi-step coupon bond. Interest rate represents the rate in effect at December 31, 2014.

(6)

TBA (To Be Announced) securities are purchased on a forward commitment basis with an approximate principal amount and no definite maturity date. The actual principal amount and maturity date are determined upon settlement when the specific mortgage pools are assigned.

(7)	Weighted average fixed-rate coupon that changes/updates monthly. Rate shown is the rate at December 31, 2014.

(8)	Variable rate security. The stated interest rate represents the rate in effect at December 31, 2014.

(9)	Inflation-linked security whose principal is adjusted for inflation based on changes in the U.S. Consumer Price Index. Interest is calculated based on the inflation-adjusted principal.

(10)	Non-income producing security.

(11)	Amount is less than 0.05%.

(12)

The amount invested in Eaton Vance Cash Collateral Fund, LLC represents cash collateral received for securities on loan at December 31, 2014. Other Assets, Less Liabilities includes an equal and offsetting liability of the Portfolio to repay collateral amounts upon the return of loaned securities.

(13)

Affiliated investment company, available to Eaton Vance portfolios and funds, which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of December 31, 2014.

24	See Notes to Financial Statements.

Investment Grade Income Portfolio

December 31, 2014

Statement of Assets and Liabilities

Assets	December 31, 2014
Unaffiliated investments, at value including $4,243,002 of securities on loan (identified cost, $224,446,847)	$225,091,546
Affiliated investments, at value (identified cost, $6,986,093)	6,986,093
Cash	990
Restricted cash*	287,960
Interest receivable	1,523,372
Interest receivable from affiliated investment	588
Receivable for variation margin on open financial futures contracts	469
Securities lending income receivable	2,122
Receivable from affiliate	3,880
Total assets	$233,897,020

Liabilities
Cash collateral due to broker	$266,000
Collateral for securities loaned	4,348,097
Payable for forward purchase commitment	14,594,188
Payable to affiliates:
Investment adviser fee	79,340
Trustees’ fees	2,063
Accrued expenses	69,312
Total liabilities	$19,359,000
Net Assets applicable to investors’ interest in Portfolio	$214,538,020

Sources of Net Assets
Investors’ capital	$213,953,872
Net unrealized appreciation	584,148
Total	$214,538,020

*	Represents restricted cash on deposit at the custodian and the broker for open derivative contracts.

25	See Notes to Financial Statements.

Investment Grade Income Portfolio

December 31, 2014

Statement of Operations

Investment Income	Year Ended December 31, 2014
Interest	$5,402,294
Dividends	225,967
Securities lending income, net	20,246
Interest allocated from affiliated investment	8,047
Expenses allocated from affiliated investment	(952)
Total investment income	$5,655,602

Expenses
Investment adviser fee	$856,042
Trustees’ fees and expenses	9,030
Custodian fee	69,926
Legal and accounting services	61,391
Miscellaneous	6,587
Total expenses	$1,002,976
Deduct —
Allocation of expenses to affiliate	$52,018
Reduction of custodian fee	37
Total expense reductions	$52,055

Net expenses	$950,921

Net investment income	$4,704,681

Realized and Unrealized Gain (Loss)
Net realized gain (loss) —
Investment transactions	$1,937,145
Investment transactions allocated from affiliated investment	64
Financial futures contracts	(7,899)
Net realized gain	$1,929,310
Change in unrealized appreciation (depreciation) —
Investments	$3,013,134
Financial futures contracts	(60,551)
Net change in unrealized appreciation (depreciation)	$2,952,583

Net realized and unrealized gain	$4,881,893

Net increase in net assets from operations	$9,586,574

26	See Notes to Financial Statements.

Investment Grade Income Portfolio

December 31, 2014

Statements of Changes in Net Assets

	Year Ended December 31,
Increase (Decrease) in Net Assets	2014	2013
From operations —
Net investment income	$4,704,681	$3,086,797
Net realized gain from investment transactions and financial futures contracts	1,929,310	1,548,863
Net change in unrealized appreciation (depreciation) from investments and financial futures contracts	2,952,583	(5,481,323)
Net increase (decrease) in net assets from operations	$9,586,574	$(845,663)
Capital transactions —
Contributions	$75,604,548	$94,333,637
Withdrawals	(48,352,922)	(30,687,740)
Net increase in net assets from capital transactions	$27,251,626	$63,645,897

Net increase in net assets	$36,838,200	$62,800,234

Net Assets
At beginning of year	$177,699,820	$114,899,586
At end of year	$214,538,020	$177,699,820

27	See Notes to Financial Statements.

Investment Grade Income Portfolio

December 31, 2014

Supplementary Data

	Year Ended December 31,
Ratios/Supplemental Data	2014		2013		2012		2011	2010
Ratios (as a percentage of average daily net assets):
Expenses(1)	0.50	%(2)	0.50	%(2)	0.50	%(2)	0.57%	0.57%
Net investment income	2.47%		2.48%		2.93%		3.39%	3.87%
Portfolio Turnover	134	%(3)	107%		113%		100%	91%

Total Return	5.27%		(1.04)%		5.12%		7.34%	7.53%

Net assets, end of year (000’s omitted)	$214,538		$177,700		$114,900		$129,707	$144,019

(1)	Excludes the effect of custody fee credits, if any, of less than 0.005%.

(2)

The investment adviser subsidized certain operating expenses (equal to 0.03%, 0.07% and 0.07% of average daily net assets for the years ended December 31, 2014, 2013 and 2012, respectively). Absent this subsidy, total return would have been lower.

(3)	Includes the effect of To-Be-Announced (TBA) transactions.

28	See Notes to Financial Statements.

Investment Grade Income Portfolio

December 31, 2014

Notes to Financial Statements

1  Significant Accounting Policies

Investment Grade Income Portfolio (the Portfolio) is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the 1940 Act), as a diversified, open-end management investment company. The Portfolio’s investment objectives are to seek current income and total return. The Declaration of Trust permits the Trustees to issue interests in the Portfolio. At December 31, 2014, Eaton Vance Balanced Fund, Eaton Vance Investment Grade Income Fund and donor advised funds (established and maintained by a public charity) managed by Eaton Vance Management (EVM) held an interest of 53.1%, 31.2% and 15.7%, respectively, in the Portfolio.

The following is a summary of significant accounting policies of the Portfolio. The policies are in conformity with accounting principles generally accepted in the United States of America (U.S. GAAP). The Portfolio is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946.

A  Investment Valuation — The following methodologies are used to determine the market value or fair value of investments.

Debt Obligations. Debt obligations (including short-term obligations with a remaining maturity of more than sixty days) are generally valued on the basis of valuations provided by third party pricing services, as derived from such services’ pricing models. Inputs to the models may include, but are not limited to, reported trades, executable bid and asked prices, broker/dealer quotations, prices or yields of securities with similar characteristics, interest rates, anticipated prepayments, benchmark curves or information pertaining to the issuer, as well as industry and economic events. The pricing services may use a matrix approach, which considers information regarding securities with similar characteristics to determine the valuation for a security. Short-term obligations purchased with a remaining maturity of sixty days or less are generally valued at amortized cost, which approximates market value.

Equity Securities. Equity securities listed on a U.S. securities exchange generally are valued at the last sale or closing price on the day of valuation or, if no sales took place on such date, at the mean between the closing bid and asked prices therefore on the exchange where such securities are principally traded. Equity securities listed on the NASDAQ Global or Global Select Market generally are valued at the NASDAQ official closing price. Unlisted or listed securities for which closing sales prices or closing quotations are not available are valued at the mean between the latest available bid and asked prices or, in the case of preferred equity securities that are not listed or traded in the over-the-counter market, by a third party pricing service that uses various techniques that consider factors including, but not limited to, prices or yields of securities with similar characteristics, benchmark yields, broker/dealer quotes, quotes of underlying common stock, issuer spreads, as well as industry and economic events. The value of preferred equity securities that are valued by a pricing service on a bond basis is adjusted by an income factor, as determined by the investment adviser, to reflect the next anticipated regular dividend.

Derivatives. Financial futures contracts are valued at the closing settlement price established by the board of trade or exchange on which they are traded. Options on interest rate swaps (“swaptions”) are normally valued using valuations provided by a third party pricing service. Such pricing service valuations are based on the present value of fixed and projected floating rate cash flows over the term of the swap contract. Future cash flows are discounted to their present value using swap rates provided by electronic data services or by broker/dealers. Alternatively, swaptions may be valued at the valuation provided by a broker/dealer (usually the counterparty to the option), so determined using similar techniques as those employed by the pricing service.

Affiliated Funds. The Portfolio may invest in Eaton Vance Cash Reserves Fund, LLC (Cash Reserves Fund) and Eaton Vance Cash Collateral Fund, LLC (Cash Collateral Fund), affiliated investment companies managed by EVM. The value of the Portfolio’s investment in Cash Reserves Fund and Cash Collateral Fund reflects the Portfolio’s proportionate interest in each of their net assets. Cash Reserves Fund and Cash Collateral Fund generally value their investment securities utilizing the amortized cost valuation technique in accordance with Rule 2a-7 under the 1940 Act. This technique involves initially valuing a portfolio security at its cost and thereafter assuming a constant amortization to maturity of any discount or premium. If amortized cost is determined not to approximate fair value, Cash Reserves Fund and Cash Collateral Fund may value their investment securities in the same manner as debt obligations described above.

Fair Valuation. Investments for which valuations or market quotations are not readily available or are deemed unreliable are valued at fair value using methods determined in good faith by or at the direction of the Trustees of the Portfolio in a manner that fairly reflects the security’s value, or the amount that the Portfolio might reasonably expect to receive for the security upon its current sale in the ordinary course. Each such determination is based on a consideration of relevant factors, which are likely to vary from one pricing context to another. These factors may include, but are not limited to, the type of security, the existence of any contractual restrictions on the security’s disposition, the price and extent of public trading in similar securities of the issuer or of comparable companies or entities, quotations or relevant information obtained from broker/dealers or other market participants, information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), an analysis of the company’s or entity’s financial condition, and an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold.

B  Investment Transactions — Investment transactions for financial statement purposes are accounted for on a trade date basis. Realized gains and losses on investments sold are determined on the basis of identified cost.

C  Income — Interest income is recorded on the basis of interest accrued, adjusted for amortization of premium or accretion of discount. Dividend income is recorded on the ex-dividend date for dividends received in cash and/or securities.

D  Federal Taxes — The Portfolio has elected to be treated as a partnership for federal tax purposes. No provision is made by the Portfolio for federal or state taxes on any taxable income of the Portfolio because each investor in the Portfolio is ultimately responsible for the payment of any taxes on its share of taxable income. Since at least one of the Portfolio’s investors is a regulated investment company that invests all or substantially all of its assets in the

29

Investment Grade Income Portfolio

December 31, 2014

Notes to Financial Statements — continued

Portfolio, the Portfolio normally must satisfy the applicable source of income and diversification requirements (under the Internal Revenue Code) in order for its investors to satisfy them. The Portfolio will allocate, at least annually among its investors, each investor’s distributive share of the Portfolio’s net investment income, net realized capital gains and any other items of income, gain, loss, deduction or credit.

As of December 31, 2014, the Portfolio had no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure. The Portfolio files a U.S. federal income tax return annually after its fiscal year-end, which is subject to examination by the Internal Revenue Service for a period of three years from the date of filing.

E  Expense Reduction — State Street Bank and Trust Company (SSBT) serves as custodian of the Portfolio. Pursuant to the custodian agreement, SSBT receives a fee reduced by credits, which are determined based on the average daily cash balance the Portfolio maintains with SSBT. All credit balances, if any, used to reduce the Portfolio’s custodian fees are reported as a reduction of expenses in the Statement of Operations.

F  Use of Estimates — The preparation of the financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

G  Indemnifications — Under the Portfolio’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Portfolio. Under Massachusetts law, if certain conditions prevail, interestholders in the Portfolio could be deemed to have personal liability for the obligations of the Portfolio. However, the Portfolio’s Declaration of Trust contains an express disclaimer of liability on the part of Portfolio interestholders and the By-laws provide that the Portfolio shall assume the defense on behalf of any Portfolio interestholder. Moreover, the By-laws also provide for indemnification out of Portfolio property of any interestholder held personally liable solely by reason of being or having been an interestholder for all loss or expense arising from such liability. Additionally, in the normal course of business, the Portfolio enters into agreements with service providers that may contain indemnification clauses. The Portfolio’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Portfolio that have not yet occurred.

H  Financial Futures Contracts — Upon entering into a financial futures contract, the Portfolio is required to deposit with the broker, either in cash or securities, an amount equal to a certain percentage of the contract amount (initial margin). Subsequent payments, known as variation margin, are made or received by the Portfolio each business day, depending on the daily fluctuations in the value of the underlying security, and are recorded as unrealized gains or losses by the Portfolio. Gains (losses) are realized upon the expiration or closing of the financial futures contracts. Should market conditions change unexpectedly, the Portfolio may not achieve the anticipated benefits of the financial futures contracts and may realize a loss. Futures contracts have minimal counterparty risk as they are exchange traded and the clearinghouse for the exchange is substituted as the counterparty, guaranteeing counterparty performance.

I  Swaptions — A purchased swaption contract grants the Portfolio, in return for payment of the purchase price, the right, but not the obligation, to enter into a new swap agreement or to shorten, extend, cancel or otherwise modify an existing swap agreement, at some designated future time on specified terms. When the Portfolio purchases a swaption, the premium paid to the writer is recorded as an investment and subsequently marked to market to reflect the current value of the swaption. A written swaption gives the Portfolio the obligation, if exercised by the purchaser, to enter into a swap contract according to the terms of the underlying agreement. When the Portfolio writes a swaption, the premium received by the Portfolio is recorded as a liability and subsequently marked to market to reflect the current value of the swaption. When a swaption is exercised, the cost of the swap is adjusted by the amount of the premium paid or received. When a swaption expires or an unexercised swaption is closed, a gain or loss is recognized in the amount of the premium paid or received, plus the cost to close. The Portfolio’s risk for purchased swaptions is limited to the premium paid. The writer of a swaption bears the risk of unfavorable changes in the preset terms of the underlying swap contract.

J  When-Issued Securities and Delayed Delivery Transactions — The Portfolio may purchase or sell securities on a delayed delivery, when-issued or forward commitment basis, including TBA (To-Be-Announced) securities. Payment and delivery may take place after the customary settlement period for that security. At the time the transaction is negotiated, the price of the security that will be delivered is fixed. The Portfolio maintains security positions for these commitments such that sufficient liquid assets will be available to make payments upon settlement. Securities purchased on a delayed delivery, when-issued or forward commitment basis are marked-to-market daily and begin earning interest on settlement date. Losses may arise due to changes in the market value of the underlying securities or if the counterparty does not perform under the contract. A forward purchase or sale commitment may be closed by entering into an offsetting commitment or delivery of securities. The Portfolio will realize a gain or loss on investments based on the price established when the Portfolio entered into the commitment.

2  Investment Adviser Fee and Other Transactions with Affiliates

The investment adviser fee is earned by Boston Management and Research (BMR), a subsidiary of EVM, as compensation for investment advisory services rendered to the Portfolio. Pursuant to the investment advisory agreement and subsequent fee reduction agreement between the Portfolio and BMR, the fee is computed at an annual rate of 0.45% of the Portfolio’s average daily net assets up to $1 billion and at a reduced rate on average daily net assets of $1 billion or more, and is payable monthly. The fee reduction cannot be terminated or reduced without the approval of a majority vote of the Trustees of the Portfolio who are not interested persons of BMR or the Portfolio and by the vote of a majority of the holders of interest in the Portfolio. For the year ended December 31, 2014, the Portfolio’s investment adviser fee amounted to $856,042 or 0.45% of the Portfolio’s average daily net assets. Pursuant to

30

Investment Grade Income Portfolio

December 31, 2014

Notes to Financial Statements — continued

a voluntary expense reimbursement, BMR was allocated $52,018 of the Portfolio’s operating expenses for the year ended December 31, 2014. The Portfolio invests its cash in Cash Reserves Fund. EVM does not currently receive a fee for advisory services provided to Cash Reserves Fund.

Trustees and officers of the Portfolio who are members of EVM’s or BMR’s organizations receive remuneration for their services to the Portfolio out of the investment adviser fee. Trustees of the Portfolio who are not affiliated with the investment adviser may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. For the year ended December 31, 2014, no significant amounts have been deferred. Certain officers and Trustees of the Portfolio are officers of the above organizations.

3  Purchases and Sales of Investments

Purchases and sales of investments, other than short-term obligations, and including maturities, paydowns and TBA transactions, for the year ended December 31, 2014 were as follows:

	Purchases	Sales

Investments (non-U.S. Government)	$97,980,583	$64,422,885
U.S. Government and Agency Securities	195,854,054	192,391,255

	$293,834,637	$256,814,140

4  Federal Income Tax Basis of Investments

The cost and unrealized appreciation (depreciation) of investments of the Portfolio at December 31, 2014, as determined on a federal income tax basis, were as follows:

Aggregate cost	$232,388,193

Gross unrealized appreciation	$3,503,698
Gross unrealized depreciation	(3,814,252)

Net unrealized depreciation	$(310,554)

5  Financial Instruments

The Portfolio may trade in financial instruments with off-balance sheet risk in the normal course of its investing activities. These financial instruments may include financial futures contracts and may involve, to a varying degree, elements of risk in excess of the amounts recognized for financial statement purposes. The notional or contractual amounts of these instruments represent the investment the Portfolio has in particular classes of financial instruments and do not necessarily represent the amounts potentially subject to risk. The measurement of the risks associated with these instruments is meaningful only when all related and offsetting transactions are considered.

A summary of obligations under these financial instruments at December 31, 2014 is as follows:

Futures Contracts
Expiration Month/Year	Contracts	Position	Aggregate Cost	Value	Net Unrealized Depreciation

3/15	30 U.S. 5-Year Treasury Note	Long	$3,569,352	$3,567,891	$(1,461)
3/15	15 U.S. Long Treasury Bond	Short	(2,109,348)	(2,168,438)	(59,090)

					$(60,551)

31

Investment Grade Income Portfolio

December 31, 2014

Notes to Financial Statements — continued

At December 31, 2014, the Portfolio had sufficient cash and/or securities to cover commitments under these contracts.

The Portfolio is subject to interest rate risk in the normal course of pursuing its investment objectives. Because the Portfolio holds fixed-rate bonds, the value of these bonds may decrease if interest rates rise. To hedge against this risk, the Portfolio enters into financial futures contracts and interest rate swaptions.

The over-the-counter (OTC) derivatives in which the Portfolio invests are subject to the risk that the counterparty to the contract fails to perform its obligations under the contract. To mitigate this risk, the Portfolio has entered into an International Swaps and Derivatives Association, Inc. Master Agreement (“ISDA Master Agreement”) or similar agreement with substantially all its derivative counterparties. An ISDA Master Agreement is a bilateral agreement between the Portfolio and a counterparty that governs certain OTC derivatives and typically contains, among other things, set-off provisions in the event of a default and/or termination event as defined under the relevant ISDA Master Agreement. Under an ISDA Master Agreement, the Portfolio may, under certain circumstances, offset with the counterparty certain derivative financial instruments’ payables and/or receivables with collateral held and/or posted and create one single net payment. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of default including the bankruptcy or insolvency of the counterparty. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy or insolvency. Certain ISDA Master Agreements allow counterparties to OTC derivatives to terminate derivative contracts prior to maturity in the event the Portfolio’s net assets decline by a stated percentage or the Portfolio fails to meet the terms of its ISDA Master Agreements, which would cause the counterparty to accelerate payment by the Portfolio of any net liability owed to it.

The collateral requirements for derivatives traded under an ISDA Master Agreement are governed by a Credit Support Annex to the ISDA Master Agreement. Collateral requirements are determined at the close of business each day and are typically based on changes in market values for each transaction under an ISDA Master Agreement and netted into one amount for such agreement. Generally, the amount of collateral due from or to a counterparty is subject to a minimum transfer threshold amount before a transfer is required, which may vary by counterparty. Collateral pledged for the benefit of the Portfolio and/or counterparty is held in segregated accounts by the Portfolio’s custodian and cannot be sold, re-pledged, assigned or otherwise used while pledged. The portion of such collateral representing cash, if any, is reflected as restricted cash and, in the case of cash pledged by a counterparty for the benefit of the Portfolio, a corresponding liability on the Statement of Assets and Liabilities. Securities pledged by the Portfolio as collateral, if any, are identified as such in the Portfolio of Investments. The carrying amount of the liability for cash collateral due to broker at December 31, 2014 approximated its fair value. If measured at fair value, such liability would have been considered as Level 2 in the fair value hierarchy (see Note 8) at December 31, 2014.

The fair value of open derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) and whose primary underlying risk exposure is interest rate risk at December 31, 2014 was as follows:

	Fair Value
Derivative	Asset Derivative		Liability Derivative

Financial futures contracts	$—		$(60,551	)(1)
Interest rate swaptions purchased	74,444	(2)	—

Total	$74,444		$(60,551)

Derivatives not subject to master netting or similar agreements	$—		$(60,551)

Total Derivatives subject to master netting or similar agreements	$74,444		$—

(1)

Amount represents cumulative unrealized depreciation on futures contracts in the Futures Contracts table above. Only the current day’s variation margin on open futures contracts is reported within the Statement of Assets and Liabilities as Receivable for variation margin.

(2)	Statement of Assets and Liabilities location: Unaffiliated investments, at value.

The Portfolio’s derivative assets and liabilities at fair value by type, which are reported gross in the Statement of Assets and Liabilities, are presented in the table above. The following table presents the Portfolio’s derivative assets by counterparty, net of amounts available for offset under a master netting agreement and net of the related collateral received by the Portfolio for such assets as of December 31, 2014.

32

Investment Grade Income Portfolio

December 31, 2014

Notes to Financial Statements — continued

Counterparty	Derivative Assets Subject to Master Netting Agreement	Derivatives Available for Offset	Non-cash Collateral Received(a)	Cash Collateral Received(a)	Net Amount of Derivative Assets(b)

Citibank, N.A.	$45,443	$—	$—	$(45,443)	$—
Wells Fargo Bank, N.A.	29,001	—	—	—	29,001

	$74,444	$—	$—	$(45,443)	$29,001

(a)	In some instances, the actual collateral received and/or pledged may be more than the amount shown due to overcollateralization.

(b)	Net amount represents the net amount due from the counterparty in the event of default.

Information with respect to securities on loan at December 31, 2014 is included at Note 7.

The effect of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) on the Statement of Operations and whose primary underlying risk exposure is interest rate risk for the year ended December 31, 2014 was as follows:

Derivative	Realized Gain (Loss) on Derivatives Recognized in Income		Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income

Financial futures contracts	$(7,899	)(1)	$(60,551	)(2)
Interest rate swaptions purchased	(1,009,563	)(3)	(572,964	)(4)

Total	$(1,017,462)		$(633,515)

(1)	Statement of Operations location: Net realized gain (loss) – Financial futures contracts.

(2)	Statement of Operations location: Change in unrealized appreciation (depreciation) – Financial futures contracts.

(3)	Statement of Operations location: Net realized gain (loss) – Investment transactions.

(4)	Statement of Operations location: Change in unrealized appreciation (depreciation) – Investments.

The average notional amounts of derivative contracts outstanding during the year ended December 31, 2014, which are indicative of the volume of these derivative types, were as follows:

Futures Contracts — Long	Futures Contracts — Short	Interest Rate Swaptions Purchased

$824,000	$486,000	$32,169,000

6  Line of Credit

The Portfolio participates with other portfolios and funds managed by EVM and its affiliates in a $750 million unsecured line of credit agreement with a group of banks. Borrowings are made by the Portfolio solely to facilitate the handling of unusual and/or unanticipated short-term cash requirements. Interest is charged to the Portfolio based on its borrowings at an amount above either the Eurodollar rate or Federal Funds rate. In addition, a fee computed at an annual rate of 0.08% on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter. Because the line of credit is not available exclusively to the Portfolio, it may be unable to borrow some or all of its requested amounts at any particular time. The Portfolio did not have any significant borrowings or allocated fees during the year ended December 31, 2014.

7  Securities Lending Agreement

The Portfolio has established a securities lending agreement with SSBT as securities lending agent in which the Portfolio lends portfolio securities to qualified borrowers in exchange for collateral consisting of either cash or U.S. Government securities in an amount at least equal to the market value of the securities on loan. The market value of securities loaned is determined daily and any additional required collateral is delivered to the Portfolio on the next business day. Cash collateral is invested in Cash Collateral Fund. The Portfolio earns interest on the amount invested in Cash Collateral Fund but it must pay (and at times receive from) the broker a loan rebate fee computed as a varying percentage of the collateral received. Income earned by the Portfolio from its investment in Cash Collateral Fund, prior to rebates and fees, for the year ended December 31, 2014 amounted to $2,036.

33

Investment Grade Income Portfolio

December 31, 2014

Notes to Financial Statements — continued

The Portfolio is subject to possible delay in the recovery of loaned securities. Pursuant to the securities lending agreement, SSBT has provided indemnification to the Portfolio in the event of default by a borrower with respect to a loan. The Portfolio bears the risk of loss with respect to the investment of cash collateral in Cash Collateral Fund.

At December 31, 2014, the value of the securities loaned and the value of the collateral received, which exceeded the value of the securities loaned, amounted to $4,243,002 and $4,348,097, respectively. The carrying amount of the liability for collateral for securities loaned at December 31, 2014 approximated its fair value. If measured at fair value, such liability would have been considered as Level 2 in the fair value hierarchy (see Note 8) at December 31, 2014.

8  Fair Value Measurements

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At December 31, 2014, the hierarchy of inputs used in valuing the Portfolio’s investments and open derivative instruments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2	Level 3	Total

Corporate Bonds & Notes	$—	$76,198,441	$—	$76,198,441
Agency Mortgage-Backed Securities	—	54,737,400	—	54,737,400
Collateralized Mortgage Obligations	—	1,019,471	—	1,019,471
Commercial Mortgage-Backed Securities	—	15,918,012	—	15,918,012
Asset-Backed Securities	—	26,870,419	—	26,870,419
Foreign Government Bonds	—	1,033,700	—	1,033,700
Foreign Government Agency Bonds	—	605,112	—	605,112
U.S. Government Agency Bonds	—	3,540,069	—	3,540,069
U.S. Treasury Obligations	—	42,300,488	—	42,300,488
Preferred Securities	543,351	2,250,639	—	2,793,990
Interest Rate Swaptions Purchased	—	74,444	—	74,444
Short-Term Investments	—	6,986,093	—	6,986,093

Total Investments	$543,351	$231,534,288	$—	$232,077,639

Liability Description

Futures Contracts	$(60,551)	$—	$—	$(60,551)

Total	$(60,551)	$—	$—	$(60,551)

The Portfolio held no investments or other financial instruments as of December 31, 2013 whose fair value was determined using Level 3 inputs. At December 31, 2014, there were no investments transferred between Level 1 and Level 2 during the year then ended.

34

Investment Grade Income Portfolio

December 31, 2014

Report of Independent Registered Public Accounting Firm

To the Trustees and Investors of Investment Grade Income Portfolio:

We have audited the accompanying statement of assets and liabilities of Investment Grade Income Portfolio (the “Portfolio”), including the portfolio of investments, as of December 31, 2014, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the supplementary data for each of the five years in the period then ended. These financial statements and supplementary data are the responsibility of the Portfolio’s management. Our responsibility is to express an opinion on these financial statements and supplementary data based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and supplementary data are free of material misstatement. The Portfolio is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Portfolio’s internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of December 31, 2014, by correspondence with the custodian and brokers; where replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, such financial statements and supplementary data referred to above present fairly, in all material respects, the financial position of Investment Grade Income Portfolio as of December 31, 2014, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the supplementary data for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

DELOITTE & TOUCHE LLP

Boston, Massachusetts

February 20, 2015

35

Eaton Vance

Investment Grade Income Fund

December 31, 2014

Management and Organization

Fund Management.  The Trustees of Eaton Vance Special Investment Trust (the Trust) and Investment Grade Income Portfolio (the Portfolio) are responsible for the overall management and supervision of the Trust’s and Portfolio’s affairs. The Trustees and officers of the Trust and the Portfolio are listed below. Except as indicated, each individual has held the office shown or other offices in the same company for the last five years. Trustees and officers of the Trust and the Portfolio hold indefinite terms of office. The “Noninterested Trustees” consist of those Trustees who are not “interested persons” of the Trust and the Portfolio, as that term is defined under the 1940 Act. The business address of each Trustee and officer is Two International Place, Boston, Massachusetts 02110. As used below, “EVC” refers to Eaton Vance Corp., “EV” refers to Eaton Vance, Inc., “EVM” refers to Eaton Vance Management, “BMR” refers to Boston Management and Research and “EVD” refers to Eaton Vance Distributors, Inc. EVC and EV are the corporate parent and trustee, respectively, of EVM and BMR. EVD is the Fund’s principal underwriter, the Portfolio’s placement agent and a wholly-owned subsidiary of EVC. Each officer affiliated with Eaton Vance may hold a position with other Eaton Vance affiliates that is comparable to his or her position with EVM listed below. Each Trustee oversees 179 portfolios in the Eaton Vance Complex (including all master and feeder funds in a master feeder structure). Each officer serves as an officer of certain other Eaton Vance funds. Each Trustee and officer serves until his or her successor is elected.

Name and Year of Birth	Position(s) with the Trust and the Portfolio	Trustee Since(1)	Principal Occupation(s) and Directorships During Past Five Years and Other Relevant Experience
Interested Trustee

Thomas E. Faust Jr. 1958	Trustee	2007

Chairman, Chief Executive Officer and President of EVC, Director and President of EV, Chief Executive Officer and President of EVM and BMR, and Director of EVD. Trustee and/or officer of 179 registered investment companies. Mr. Faust is an interested person because of his positions with EVM, BMR, EVD, EVC and EV, which are affiliates of the Trust and the Portfolio.

Directorships in the Last Five Years.(2) Director of EVC and Hexavest Inc.

Noninterested Trustees

Scott E. Eston 1956	Trustee	2011

Private investor. Formerly held various positions at Grantham, Mayo, Van Otterloo and Co., L.L.C. (investment management firm) (1997-2009), including Chief Operating Officer (2002-2009), Chief Financial Officer (1997-2009) and Chairman of the Executive Committee (2002-2008); President and Principal Executive Officer, GMO Trust (open-end registered investment company) (2006-2009). Former Partner, Coopers and Lybrand L.L.P. (now PricewaterhouseCoopers) (public accounting firm) (1987-1997).

Directorships in the Last Five Years.(2) None.

Cynthia E. Frost(3) 1961	Trustee	2014

Private investor. Formerly, Chief Investment Officer of Brown University (university endowment) (2000-2012); Portfolio Strategist for Duke Management Company (university endowment manager) (1995-2000); Managing Director, Cambridge Associates (1989-1995); Consultant, Bain and Company (1987-1989); Senior Equity Analyst, BA Investment Management Company (1983-1985).

Directorships in the Last Five Years. None.

George J. Gorman(3) 1952	Trustee	2014

Principal at George J. Gorman LLC (consulting firm). Formerly, Senior Partner at Ernst & Young LLP (public accounting firm) (1974-2009).

Directorships in the Last Five Years. Formerly, Trustee of the Bank of America Money Market Funds Series Trust (2011-2014) and of the Ashmore Funds (2010-2014).

Valerie A. Mosley(4) 1960	Trustee	2014

Chairwoman and Chief Executive Officer of Valmo Ventures (a consulting and investment firm). Former Partner and Senior Vice President, Portfolio Manager and Investment Strategist at Wellington Management Company, LLP (investment management firm) (1992-2012). Former Chief Investment Officer, PG Corbin Asset Management (1990-1992). Formerly worked in institutional corporate bond sales at Kidder Peabody (1986-1990).

Directorships in the Last Five Years.(2) Director of Dynex Capital, Inc. (mortgage REIT) (since 2013).

William H. Park 1947	Trustee	2003

Consultant and private investor. Formerly, Chief Financial Officer, Aveon Group L.P. (investment management firm) (2010-2011). Formerly, Vice Chairman, Commercial Industrial Finance Corp. (specialty finance company) (2006-2010). Formerly, President and Chief Executive Officer, Prizm Capital Management, LLC (investment management firm) (2002-2005). Formerly, Executive Vice President and Chief Financial Officer, United Asset Management Corporation (investment management firm) (1982-2001). Formerly, Senior Manager, Price Waterhouse (now PricewaterhouseCoopers) (an independent registered public accounting firm) (1972-1981).

Directorships in the Last Five Years.(2) None.

36

Eaton Vance

Investment Grade Income Fund

December 31, 2014

Management and Organization — continued

Name and Year of Birth	Position(s) with the Trust and the Portfolio	Trustee Since(1)	Principal Occupation(s) and Directorships During Past Five Years and Other Relevant Experience
Noninterested Trustees (continued)

Ronald A. Pearlman 1940	Trustee	2003

Lawyer and consultant. Formerly, Professor of Law, Georgetown University Law Center (1999-2014). Formerly, Partner, Covington & Burling LLP (law firm) (1991-2000). Formerly, Chief of Staff, Joint Committee on Taxation, U.S. Congress (1988-1990). Formerly, Deputy Assistant Secretary (Tax Policy) and Assistant Secretary (Tax Policy), U.S. Department of the Treasury (1983-1985).

Directorships in the Last Five Years.(2) None.

Helen Frame Peters 1948	Trustee	2008

Professor of Finance, Carroll School of Management, Boston College. Formerly, Dean, Carroll School of Management, Boston College (2000-2002). Formerly, Chief Investment Officer, Fixed Income, Scudder Kemper Investments (investment management firm) (1998-1999). Formerly, Chief Investment Officer, Equity and Fixed Income, Colonial Management Associates (investment management firm) (1991-1998).

Directorships in the Last Five Years.(2) Formerly, Director of BJ’s Wholesale Club, Inc. (wholesale club retailer) (2004-2011). Formerly, Trustee of SPDR Index Shares Funds and SPDR Series Trust (exchange traded funds) (2000-2009). Formerly, Director of Federal Home Loan Bank of Boston (a bank for banks) (2007-2009).

Harriett Tee Taggart 1948	Trustee	2011

Managing Director, Taggart Associates (a professional practice firm). Formerly, Partner and Senior Vice President, Wellington Management Company, LLP (investment management firm) (1983-2006).

Directorships in the Last Five Years.(2) Director of Albemarle Corporation (chemicals manufacturer) (since 2007) and The Hanover Group (specialty property and casualty insurance company) (since 2009). Formerly, Director of Lubrizol Corporation (specialty chemicals) (2007-2011).

Ralph F. Verni 1943	Chairman of the Board and Trustee	2007 (Chairman) 2005 (Trustee)

Consultant and private investor. Formerly, Chief Investment Officer (1982-1992), Chief Financial Officer (1988-1990) and Director (1982-1992), New England Life. Formerly, Chairperson, New England Mutual Funds (1982-1992). Formerly, President and Chief Executive Officer, State Street Management & Research (1992-2000). Formerly, Chairperson, State Street Research Mutual Funds (1992-2000). Formerly, Director, W.P. Carey, LLC (1998-2004) and First Pioneer Farm Credit Corp. (2002-2006).

Directorships in the Last Five Years.(2) None.

Principal Officers who are not Trustees
Name and Year of Birth	Position(s) with the Trust and the Portfolio	Officer Since(5)	Principal Occupation(s) During Past Five Years

Payson F. Swaffield 1956	President of the Trust and Vice President of the Portfolio	2003	Vice President and Chief Income Investment Officer of EVM and BMR.

Thomas H. Luster 1962	President of the Portfolio	2002	Vice President of EVM and BMR.

Maureen A. Gemma 1960	Vice President, Secretary and Chief Legal Officer	2005	Vice President of EVM and BMR.

James F. Kirchner 1967	Treasurer	2007	Vice President of EVM and BMR.

Paul M. O’Neil 1953	Chief Compliance Officer	2004	Vice President of EVM and BMR.

37

Eaton Vance

Investment Grade Income Fund

December 31, 2014

Management and Organization — continued

(1)	Year first appointed to serve as Trustee for a fund in the Eaton Vance family of funds. Each Trustee has served continuously since appointment unless indicated otherwise.
(2)

During their respective tenures, the Trustees (except for Ms. Frost and Mr. Gorman) also served as Board members of one or more of the following funds (which operated in the years noted): eUnitsTM 2 Year U.S. Market Participation Trust: Upside to Cap / Buffered Downside (launched in 2012 and terminated in 2014); eUnitsTM 2 Year U.S. Market Participation Trust II: Upside to Cap / Buffered Downside (launched in 2012 and terminated in 2014); Eaton Vance Credit Opportunities Fund (launched in 2005 and terminated in 2010); Eaton Vance Insured Florida Plus Municipal Bond Fund (launched in 2002 and terminated in 2009); and Eaton Vance National Municipal Income Trust (launched in 1998 and terminated in 2009). However, Ms. Mosley did not serve as a Board member of eUnitsTM 2 Year U.S. Market Participation Trust: Upside to Cap / Buffered Downside (launched in 2012 and terminated in 2014).

(3)	Ms. Frost and Mr. Gorman began serving as Trustees effective May 29, 2014.
(4)	Ms. Mosley began serving as a Trustee effective January 1, 2014.
(5)

Year first elected to serve as officer of a fund in the Eaton Vance family of funds when the officer has served continuously. Otherwise, year of most recent election as an officer of a fund in the Eaton Vance family of funds. Titles may have changed since initial election.

The SAI for the Fund includes additional information about the Trustees and officers of the Fund and the Portfolio and can be obtained without charge on Eaton Vance’s website at www.eatonvance.com or by calling 1-800-262-1122.

38

Eaton Vance Funds

IMPORTANT NOTICES

Privacy.  The Eaton Vance organization is committed to ensuring your financial privacy. Each of the financial institutions identified below has in effect the following policy (“Privacy Policy”) with respect to nonpublic personal information about its customers:

•

Only such information received from you, through application forms or otherwise, and information about your Eaton Vance fund transactions will be collected. This may include information such as name, address, social security number, tax status, account balances and transactions.

•

None of such information about you (or former customers) will be disclosed to anyone, except as permitted by law (which includes disclosure to employees necessary to service your account). In the normal course of servicing a customer’s account, Eaton Vance may share information with unaffiliated third parties that perform various required services such as transfer agents, custodians and broker-dealers.

•	Policies and procedures (including physical, electronic and procedural safeguards) are in place that are designed to protect the confidentiality of such information.

•

We reserve the right to change our Privacy Policy at any time upon proper notification to you. Customers may want to review our Privacy Policy periodically for changes by accessing the link on our homepage: www.eatonvance.com.

Our pledge of privacy applies to the following entities within the Eaton Vance organization: the Eaton Vance Family of Funds, Eaton Vance Management, Eaton Vance Investment Counsel, Eaton Vance Distributors, Inc., Eaton Vance Trust Company, Eaton Vance Management’s Real Estate Investment Group and Boston Management and Research. In addition, our Privacy Policy applies only to those Eaton Vance customers who are individuals and who have a direct relationship with us. If a customer’s account (i.e., fund shares) is held in the name of a third-party financial advisor/broker-dealer, it is likely that only such advisor’s privacy policies apply to the customer. This notice supersedes all previously issued privacy disclosures. For more information about Eaton Vance’s Privacy Policy, please call 1-800-262-1122.

Delivery of Shareholder Documents.  The Securities and Exchange Commission (SEC) permits funds to deliver only one copy of shareholder documents, including prospectuses, proxy statements and shareholder reports, to fund investors with multiple accounts at the same residential or post office box address. This practice is often called “householding” and it helps eliminate duplicate mailings to shareholders. Eaton Vance, or your financial advisor, may household the mailing of your documents indefinitely unless you instruct Eaton Vance, or your financial advisor, otherwise. If you would prefer that your Eaton Vance documents not be householded, please contact Eaton Vance at 1-800-262-1122, or contact your financial advisor. Your instructions that householding not apply to delivery of your Eaton Vance documents will be effective within 30 days of receipt by Eaton Vance or your financial advisor.

Portfolio Holdings.  Each Eaton Vance Fund and its underlying Portfolio(s) (if applicable) will file a schedule of portfolio holdings on Form N-Q with the SEC for the first and third quarters of each fiscal year. The Form N-Q will be available on the Eaton Vance website at www.eatonvance.com, by calling Eaton Vance at 1-800-262-1122 or in the EDGAR database on the SEC’s website at www.sec.gov. Form N-Q may also be reviewed and copied at the SEC’s public reference room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the public reference room).

Proxy Voting.  From time to time, funds are required to vote proxies related to the securities held by the funds. The Eaton Vance Funds or their underlying Portfolios (if applicable) vote proxies according to a set of policies and procedures approved by the Funds’ and Portfolios’ Boards. You may obtain a description of these policies and procedures and information on how the Funds or Portfolios voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, without charge, upon request, by calling 1-800-262-1122 and by accessing the SEC’s website at www.sec.gov.

39

This Page Intentionally Left Blank

Investment Adviser of Investment Grade Income Portfolio

Boston Management and Research

Two International Place

Boston, MA 02110

Administrator of Eaton Vance Investment Grade Income Fund

Eaton Vance Management

Two International Place

Boston, MA 02110

Principal Underwriter*

Eaton Vance Distributors, Inc.

Two International Place

Boston, MA 02110

(617) 482-8260

Custodian

State Street Bank and Trust Company

State Street Financial Center, One Lincoln Street

Boston, MA 02111

Transfer Agent

BNY Mellon Investment Servicing (US) Inc.

Attn: Eaton Vance Funds

P.O. Box 9653

Providence, RI 02940-9653

(800) 262-1122

Independent Registered Public Accounting Firm

Deloitte & Touche LLP

200 Berkeley Street

Boston, MA 02116-5022

Fund Offices

Two International Place

Boston, MA 02110

*	FINRA BrokerCheck. Investors may check the background of their Investment Professional by contacting the Financial Industry Regulatory Authority (FINRA). FINRA BrokerCheck is a free tool to help investors check the professional background of current and former FINRA-registered securities firms and brokers. FINRA BrokerCheck is available by calling 1-800-289-9999 and at www.FINRA.org. The FINRA BrokerCheck brochure describing this program is available to investors at www.FINRA.org.

2978 12.31.14

Item 2.	Code of Ethics

The registrant has adopted a code of ethics applicable to its Principal Executive Officer, Principal Financial Officer and Principal Accounting Officer. The registrant undertakes to provide a copy of such code of ethics to any person upon request, without charge, by calling 1-800-262-1122.

Item 3.	Audit Committee Financial Expert

The registrant’s Board has designated William H. Park, an independent trustee, as its audit committee financial expert. Mr. Park is a certified public accountant who is a consultant and private investor. Previously, he served as the Chief Financial Officer of Aveon Group, L.P. (an investment management firm), as the Vice Chairman of Commercial Industrial Finance Corp. (specialty finance company), as President and Chief Executive Officer of Prizm Capital Management, LLC (investment management firm), as Executive Vice President and Chief Financial Officer of United Asset Management Corporation (an institutional investment management firm) and as a Senior Manager at Price Waterhouse (now PricewaterhouseCoopers) (an independent registered public accounting firm).

Item 4.	Principal Accountant Fees and Services

(a)-(d)

The following table presents the aggregate fees billed to the registrant for the registrant’s fiscal years ended December 31, 2013 and December 31, 2014 by the Fund’s principal accountant, Deloitte & Touche LLP (“D&T”), for professional services rendered for the audit of the registrant’s annual financial statements and fees billed for other services rendered by D&T during such periods.

Fiscal Years Ended	12/31/13	12/31/14
Audit Fees	$43,410	$42,510
Audit-Related Fees(1)	$0	$0
Tax Fees(2)	$17,820	$18,590
All Other Fees(3)	$0	$0

Total	$61,230	$61,100

(1)	Audit-related fees consist of the aggregate fees billed for assurance and related services that are reasonably related to the performance of the audit of the registrant’s financial statements and are not reported under the category of audit fees.
(2)	Tax fees consist of the aggregate fees billed for professional services rendered by the principal accountant relating to tax compliance, tax advice, and tax planning and specifically include fees for tax return preparation and other related tax compliance/planning matters.
(3)	All other fees consist of the aggregate fees billed for products and services provided by the principal accountant other than audit, audit-related, and tax services.

(e)(1) The registrant’s audit committee has adopted policies and procedures relating to the pre-approval of services provided by the registrant’s principal accountant (the “Pre-Approval Policies”). The Pre-Approval Policies establish a framework intended to assist the audit committee in the proper discharge of its pre-approval responsibilities. As a general matter, the Pre-Approval Policies (i) specify certain types of audit, audit-related, tax, and other services determined to be pre-approved by the audit committee; and (ii) delineate specific procedures governing the mechanics of the pre-approval process, including the approval and monitoring of audit and non-audit service fees. Unless a service is specifically pre-approved under the Pre-Approval Policies, it must be separately pre-approved by the audit committee.

The Pre-Approval Policies and the types of audit and non-audit services pre-approved therein must be reviewed and ratified by the registrant’s audit committee at least annually. The registrant’s audit committee maintains full responsibility for the appointment, compensation, and oversight of the work of the registrant’s principal accountant.

(e)(2) No services described in paragraphs (b)-(d) above were approved by the registrant’s audit committee pursuant to the “de minimis exception” set forth in Rule 2-01 (c)(7)(i)(C) of Regulation S-X.

(f) Not applicable

(g) The following table presents (i) the aggregate non-audit fees (i.e., fees for audit-related, tax, and other services) billed to the registrant by D&T for the registrant’s fiscal years ended December 31, 2013 and December 31, 2014; and (ii) the aggregate non-audit fees (i.e., fees for audit-related, tax, and other services) billed to the Eaton Vance organization by D&T for the same time periods.

Fiscal Years Ended	12/31/13	12/31/14
Registrant	$17,820	$18,590
Eaton Vance(1)	$409,385	$99,750

(1)	The investment adviser to the registrant, as well as any of its affiliates that provide ongoing services to the registrant, are subsidiaries of Eaton Vance Corp.

(h) The registrant’s audit committee has considered whether the provision by the registrant’s principal accountant of non-audit services to the registrant’s investment adviser and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant that were not pre-approved pursuant to Rule 2-01(c)(7)(ii) of Regulation S-X is compatible with maintaining the principal accountant’s independence.

Item 5.	Audit Committee of Listed Registrants

Not applicable.

Item 6.	Schedule of Investments

Please see schedule of investments contained in the Report to Stockholders included under Item 1 of this Form N-CSR.

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8.	Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10.	Submission of Matters to a Vote of Security Holders

No material changes.

Item 11.	Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12.	Exhibits

(a)(1)	Registrant’s Code of Ethics – Not applicable (please see Item 2).

(a)(2)(i)	Treasurer’s Section 302 certification.

(a)(2)(ii)	President’s Section 302 certification.

(b)	Combined Section 906 certification.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Investment Grade Income Portfolio

By:	/s/ Thomas H. Luster
Thomas H. Luster
President

Date:	February 17, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ James F. Kirchner
James F. Kirchner
Treasurer

Date:	February 17, 2015

By:	/s/ Thomas H. Luster
Thomas H. Luster
President

Date:	February 17, 2015